Leases - Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows related to operating leases	$ 265	$ 118	$ 107
Operating cash flows related to finance leases	14	1	1
Financing cash flows related to finance leases	22	3	3
Leased assets obtained in exchange for lease liabilities:
Operating leases	213	133	111
Finance leases	$ 7	$ 0	$ 0